Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2022
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Condensed Consolidated Statement of Financial Position
Condensed Consolidated Statement of Financial Position

As at December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$63	$116,463	$297,996	$(521)	$414,001
Investments in unconsolidated subsidiaries	67,209	8,819	22,053	(98,081)	–
Reinsurance assets	–	61,511	12,137	(25,936)	47,712
Other assets	334	9,456	48,135	(19,259)	38,666
Segregated funds net assets	–	173,417	177,361	(2,216)	348,562
Total assets	$67,606	$369,666	$557,682	$(146,013)	$848,941
Liabilities and equity
Insurance contract liabilities	$–	$156,205	$241,830	$(26,630)	$371,405
Investment contract liabilities	–	1,418	1,830	–	3,248
Other liabilities	451	20,159	55,304	(18,923)	56,991
Long-term debt	6,234	–	–	–	6,234
Capital instruments	4,860	614	648	–	6,122
Segregated funds net liabilities	–	173,417	177,361	(2,216)	348,562
Shareholders’ and other equity holders’ equity	56,061	17,853	80,391	(98,244)	56,061
Participating policyholders’ equity	–	–	(1,346)	–	(1,346)
Non-controlling interests	–	–	1,664	–	1,664
Total liabilities and equity	$67,606	$369,666	$557,682	$(146,013)	$848,941
Condensed Consolidated Statement of Financial Position

As at December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$78	$116,705	$310,679	$(364)	$427,098
Investments in unconsolidated subsidiaries	68,655	9,107	20,788	(98,550)	–
Reinsurance assets	–	63,838	11,309	(30,568)	44,579
Other assets	211	18,085	49,956	(22,074)	46,178
Segregated funds net assets	–	204,493	197,220	(1,925)	399,788
Total assets	$68,944	$412,228	$589,952	$(153,481)	$917,643
Liabilities and equity
Insurance contract liabilities	$–	$166,535	$257,044	$(31,304)	$392,275
Investment contract liabilities	–	1,227	1,890	–	3,117
Other liabilities	899	21,806	50,836	(21,809)	51,732
Long-term debt	4,882	–	–	–	4,882
Capital instruments	4,755	579	1,646	–	6,980
Segregated funds net liabilities	–	204,493	197,220	(1,925)	399,788
Shareholders’ and other equity holders’ equity	58,408	17,588	80,855	(98,443)	58,408
Participating policyholders’ equity	–	–	(1,233)	–	(1,233)
Non-controlling interests	–	–	1,694	–	1,694
Total liabilities and equity	$68,944	$412,228	$589,952	$(153,481)	$917,643

Condensed Consolidated Statement of Income
Condensed Consolidated Statement of Income

For the year ended December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$7,924	$37,041	$(863)	$44,102
Premiums ceded to reinsurers	–	(2,561)	(4,662)	974	(6,249)
Net premium income	–	5,363	32,379	111	37,853
Net investment income (loss)	554	(9,714)	(19,446)	(1,264)	(29,870)
Other revenue	(36)	281	7,871	1,048	9,164
Total revenue	518	(4,070)	20,804	(105)	17,147
Contract benefits and expenses
Net benefits and claims	–	(8,505)	(1,572)	778	(9,299)
Commissions, investment and general expenses	42	3,099	13,798	(1,034)	15,905
Other expenses	440	264	939	151	1,794
Total contract benefits and expenses	482	(5,142)	13,165	(105)	8,400
Income (loss) before income taxes	36	1,072	7,639	–	8,747
Income tax (expense) recovery	32	(23)	(1,574)	–	(1,565)
Income (loss) after income taxes	68	1,049	6,065	–	7,182
Equity in net income (loss) of unconsolidated subsidiaries	7,226	997	2,046	(10,269)	–
Net income (loss)	$7,294	$2,046	$8,111	$(10,269)	$7,182
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$(1)	$–	$(1)
Participating policyholders	–	(236)	125	–	(111)
Shareholders and other equity holders	7,294	2,282	7,987	(10,269)	7,294
	$7,294	$2,046	$8,111	$(10,269)	$7,182
Condensed Consolidated Statement of Income

For the year ended December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$7,782	$37,563	$(1,001)	$44,344
Premiums ceded to reinsurers	–	(3,243)	(3,031)	995	(5,279)
Net premium income	–	4,539	34,532	(6)	39,065
Net investment income (loss)	530	3,779	8,440	(1,125)	11,624
Other revenue	33	2,042	9,605	(548)	11,132
Total revenue	563	10,360	52,577	(1,679)	61,821
Contract benefits and expenses
Net benefits and claims	–	6,478	28,467	877	35,822
Commissions, investment and general expenses	12	3,451	14,419	(1,436)	16,446
Other expenses	390	212	1,946	(1,120)	1,428
Total contract benefits and expenses	402	10,141	44,832	(1,679)	53,696
Income (loss) before income taxes	161	219	7,745	–	8,125
Income tax (expense) recovery	(28)	115	(1,300)	–	(1,213)
Income (loss) after income taxes	133	334	6,445	–	6,912
Equity in net income (loss) of unconsolidated subsidiaries	6,972	1,218	1,552	(9,742)	–
Net income (loss)	$7,105	$1,552	$7,997	$(9,742)	$6,912
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$255	$–	$255
Participating policyholders	–	(4)	(448)	4	(448)
Shareholders	7,105	1,556	8,190	(9,746)	7,105
	$7,105	$1,552	$7,997	$(9,742)	$6,912

Consolidated Statement of Cash Flows
Consolidated Statement of Cash Flows

For the year ended December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$7,294	$2,046	$8,111	$(10,269)	$7,182
Adjustments:
Equity in net income of unconsolidated subsidiaries	(7,226)	(997)	(2,046)	10,269	–
Increase (decrease) in insurance contract liabilities	–	(20,032)	(13,381)	–	(33,413)
Increase (decrease) in investment contract liabilities	–	44	(3)	–	41
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	6,869	(6,710)	–	159
Amortization of (premium) discount on invested assets	–	46	(78)	–	(32)
Other amortization	9	125	404	–	538
Net realized and unrealized (gains) losses and impairment on assets	(36)	15,150	32,156	–	47,270
Gain on U.S. variable annuity reinsurance transaction (pre-tax)	–	(1,026)	(44)	–	(1,070)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax)	–	–	(95)	–	(95)
Deferred income tax expense (recovery)	(33)	294	470	–	731
Stock option expense	–	(3)	8	–	5
Cash provided by (used in) operating activities before undernoted items	8	2,516	18,792	–	21,316
Dividends from unconsolidated subsidiary	6,200	399	734	(7,333)	–
Cash decrease due to U.S. variable annuity reinsurance transaction	–	(1,263)	(114)	–	(1,377)
Changes in policy related and operating receivables and payables	45	2,805	(5,054)	–	(2,204)
Cash provided by (used in) operating activities	6,253	4,457	14,358	(7,333)	17,735
Investing activities
Purchases and mortgage advances	–	(28,798)	(82,970)	–	(111,768)
Disposals and repayments	1	23,505	69,901	–	93,407
Changes in investment broker net receivables and payables	–	(11)	(56)	–	(67)
Net cash increase (decrease) from sale (purchase) of subsidiary	–	–	(182)	–	(182)
Investment in common shares of subsidiaries	(2,479)	–	–	2,479	–
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	19	–	(19)	–
Notes receivable from parent	–	–	415	(415)	–
Notes receivable from subsidiaries	46	(7)	–	(39)	–
Cash provided by (used in) investing activities	(2,432)	(5,293)	(12,892)	2,007	(18,610)
Financing activities
Issue of long-term debt, net	946	–	–	–	946
Redemption of capital instruments	–	–	(1,000)	–	(1,000)
Secured borrowings	–	–	437	–	437
Change in repurchase agreements and securities sold but not yet purchased	–	–	(551)	–	(551)
Changes in deposits from Bank clients, net	–	–	1,703	–	1,703
Lease payments	–	(5)	(115)	–	(120)
Shareholders’ dividends and other equity distributions	(2,787)	–	–	–	(2,787)
Common shares repurchased	(1,884)	–	–	–	(1,884)
Common shares issued, net	23	–	2,479	(2,479)	23
Preferred shares and other equity issued, net	990	–	–	–	990
Preferred shares redeemed, net	(711)	–	–	–	(711)
Contributions from (distributions to) non-controlling interests, net	–	–	(51)	–	(51)
Dividends paid to parent	–	(734)	(6,599)	7,333	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(19)	19	–
Notes payable to parent	–	–	(39)	39	–
Notes payable to subsidiaries	(415)	–	–	415	–
Cash provided by (used in) financing activities	(3,838)	(739)	(3,754)	5,326	(3,005)
Cash and short-term securities
Increase (decrease) during the year	(17)	(1,575)	(2,288)	–	(3,880)
Effect of foreign exchange rate changes on cash and short-term securities	2	225	358	–	585
Balance, beginning of year	78	3,565	18,287	–	21,930
Balance, end of year	63	2,215	16,357	–	18,635
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	78	4,087	18,429	–	22,594
Net payments in transit, included in other liabilities	–	(522)	(142)	–	(664)
Net cash and short-term securities, beginning of year	78	3,565	18,287	–	21,930
End of year
Gross cash and short-term securities	63	2,614	16,476	–	19,153
Net payments in transit, included in other liabilities	–	(399)	(119)	–	(518)
Net cash and short-term securities, end of year	$63	$2,215	$16,357	$–	$18,635
Supplemental disclosures on cash flow information:
Interest received	$512	$4,050	$8,732	$(1,161)	$12,133
Interest paid	424	118	1,867	(1,161)	1,248
Income taxes paid	–	124	1,114	–	1,238

Consolidated Statement of Cash Flows

For the year ended December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$7,105	$1,552	$7,997	$(9,742)	$6,912
Adjustments:
Equity in net income of unconsolidated subsidiaries	(6,972)	(1,218)	(1,552)	9,742	–
Increase (decrease) in insurance contract liabilities	–	(562)	11,281	–	10,719
Increase (decrease) in investment contract liabilities	–	50	(6)	–	44
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	1,544	(790)	–	754
Amortization of (premium) discount on invested assets	–	57	124	–	181
Other amortization	16	124	389	–	529
Net realized and unrealized (gains) losses and impairment on assets	62	1,533	3,229	–	4,824
Deferred income tax expense (recovery)	34	190	(351)	–	(127)
Stock option expense	–	(2)	11	–	9
Cash provided by (used in) operating activities before undernoted items	245	3,268	20,332	–	23,845
Dividends from unconsolidated subsidiary	5,000	489	742	(6,231)	–
Changes in policy related and operating receivables and payables	(22)	424	(1,092)	–	(690)
Cash provided by (used in) operating activities	5,223	4,181	19,982	(6,231)	23,155
Investing activities
Purchases and mortgage advances	–	(31,746)	(89,219)	–	(120,965)
Disposals and repayments	–	27,194	69,534	–	96,728
Changes in investment broker net receivables and payables	–	(202)	16	–	(186)
Investment in common shares of subsidiaries	(3,700)	–	–	3,700	–
Net cash flows from acquisition and disposal of subsidiaries and businesses	–	–	(19)	–	(19)
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	1	–	(1)	–
Notes receivable from parent	–	–	(129)	129	–
Notes receivable from subsidiaries	(13)	–	–	13	–
Cash provided by (used in) investing activities	(3,713)	(4,754)	(19,817)	3,842	(24,442)
Financing activities
Redemption of long-term debt	(1,250)	–	–	–	(1,250)
Redemption of capital instruments	(468)	–	(350)	–	(818)
Secured borrowings	–	–	26	–	26
Change in repurchase agreements and securities sold but not yet purchased	–	–	186	–	186
Changes in deposits from Bank clients, net	–	–	(164)	–	(164)
Lease payments	–	(7)	(117)	–	(124)
Shareholders’ dividends and other equity distributions	(2,500)	–	–	–	(2,500)
Contributions from (distributions to) non-controlling interests, net	–	–	(13)	–	(13)
Common shares issued, net	51	–	3,700	(3,700)	51
Preferred shares and other equity issued, net	3,171	–	–	–	3,171
Preferred shares redeemed, net	(612)	–	–	–	(612)
Dividends paid to parent	–	(742)	(5,489)	6,231	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(1)	1	–
Notes payable to parent	–	–	13	(13)	–
Notes payable to subsidiaries	129	–	–	(129)	–
Cash provided by (used in) financing activities	(1,479)	(749)	(2,208)	2,389	(2,047)
Cash and short-term securities
Increase (decrease) during the year	31	(1,322)	(2,043)	–	(3,334)
Effect of foreign exchange rate changes on cash and short-term securities	–	(20)	(299)	–	(319)
Balance, beginning of year	47	4,907	20,629	–	25,583
Balance, end of year	78	3,565	18,287	–	21,930
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	47	5,213	20,907	–	26,167
Net payments in transit, included in other liabilities	–	(306)	(278)	–	(584)
Net cash and short-term securities, beginning of year	47	4,907	20,629	–	25,583
End of year
Gross cash and short-term securities	78	4,087	18,429	–	22,594
Net payments in transit, included in other liabilities	–	(522)	(142)	–	(664)
Net cash and short-term securities, end of year	$78	$3,565	$18,287	$–	$21,930
Supplemental disclosures on cash flow information:
Interest received	$499	$4,112	$7,847	$(1,082)	$11,376
Interest paid	396	73	1,594	(1,082)	981
Income taxes paid (refund)	–	(118)	689	–	571